UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust
(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Building A 2nd floor Willow Grove, PA 1090-1904
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road    Building A, 2nd Floor
Willow Grove, PA    19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code:  888.626.3863

Date of fiscal year end:  11/30/2008

Date of reporting period: 08/31/2008

Item 1. Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2008

	Shares	Market Value

Common Stock - 94.15%

Aerospace & Defense - 3.58%
Rockwell Collins, Inc.	10,000	$525,900

Commercial Services - 2.50%
* FTI Consulting, Inc.	5,000	367,000

Computers - 2.17%
* Affiliated Computer Services, Inc.	6,000	319,440

Diversified Financial Services - 1.05%
CIT Group, Inc.	15,000	154,650

Electric - 3.13%
Edison International	10,000	459,200

Electronics - 7.63%
Amphenol Corp.	9,000	427,680
* Energizer Holdings, Inc.	5,000	424,700
* Flextronics International Ltd.	30,000	267,600
		1,119,980
Environmental Control - 7.40%
Republic Services, Inc.	15,000	493,050
* Stericycle, Inc.	10,000	593,000
		1,086,050
Food - 2.75%
McCormick & Co., Inc.	10,000	404,500

Gas - 3.80%
Energen Corp.	10,000	558,400

Hand & Machine Tools - 7.33%
Black & Decker Corp.	8,000	506,000
Snap-On, Inc.	10,000	570,200
		1,076,200
Healthcare - Products - 11.70%
Dentsply International, Inc.	10,000	391,900
* Henry Schein, Inc.	6,000	350,880
* Hologic, Inc.	20,000	424,400
STERIS Corp.	15,000	551,550
		1,718,730

Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2008

	Shares	Market Value

Common Stock - 94.15% (Continued)

Healthcare - Services - 3.68%
Quest Diagnostics, Inc.	10,000	$540,500

Home Furnishings - 2.77%
Whirlpool Corp.	5,000	406,800

Household Products - 3.22%
Clorox Co.	8,000	472,800

Mining - 2.87%
Cameco Corp.	14,000	421,120

Miscellaneous Manufacturing - 3.93%
Parker Hannifin Corp.	9,000	576,630

Oil & Gas - 2.52%
Rowan Cos., Inc.	10,000	369,400

Oil & Gas Services - 10.16%
* Cameron International Corp.	10,000	465,900
* Exterran Holdings, Inc.	7,000	319,970
* Superior Energy Services, Inc.	15,000	705,600
		1,491,470
Retail - 6.20%
* Bed Bath & Beyond, Inc.	10,000	306,600
Ross Stores, Inc.	15,000	603,150
		909,750
Software - 1.37%
* VeriFone Holdings, Inc.	10,000	201,600

Telecommunications - 1.71%
Frontier Communications Corp.	20,000	251,400

Transportation - 2.68%
Con-way, Inc.	8,000	392,800

Total Common Stock (Cost $11,748,517)		13,824,320

INVESTMENT COMPANY - 5.65%
** Evergreen Money Market Fund Class I, 2.14%
(Cost $829,494)	829,494	829,494

Total Investments (Cost $12,578,011) - 99.80%		14,653,814
Other Assets less Liabilities, net - 0.20%		29,870

Net Assets - 100.00%		$14,683,684

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2008 is subject to change and resets daily.

Capital Management Mid-Cap Fund

Summary of Investments by Industry (Unaudited)
As of August 31, 2008

	% of Net
Industry	Assets	Market Value

Aerospace & Defense	3.58%	$525,900
Commercial Services	2.50%	367,000
Computers	2.17%	319,440
Diversified Financial Services	1.05%	154,650
Electric	3.13%	459,200
Electronics	7.63%	1,119,980
Environmental Control	7.40%	1,086,050
Food	2.75%	404,500
Gas	3.80%	558,400
Hand & Machine Tools	7.33%	1,076,200
Healthcare - Products	11.70%	1,718,730
Healthcare - Services	3.68%	540,500
Home Furnishings	2.77%	406,800
Household Products	3.22%	472,800
Investment Company	5.65%	829,494
Mining	2.87%	421,120
Miscellaneous Manufacturing	3.93%	576,630
Oil & Gas	2.52%	369,400
Oil & Gas Services	10.16%	1,491,470
Retail	6.20%	909,750
Software	1.37%	201,600
Telecommunications	1.71%	251,400
Transportation	2.68%	392,800
Total	99.80%	$14,653,814

The Capital Management Mid-Cap Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of August 31, 2008 were as follows:

Cost of investments for tax purposes	$12,585,941
Unrealized Appreciation (Depreciation):
Gross Appreciation	3,061,962
Gross Depreciation	(994,089)
Net Unrealized Appreciation	$2,067,873

The accompanying notes are an integral part of these schedules of investments.

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2008

		Shares	Market Value

Common Stock - 96.56%

Advertising - 2.62%
*	inVentiv Health, Inc.	12,000	$264,840

Biotechnology - 8.01%
*	Crucell NV ADR	10,000	161,100
*	Martek Biosciences Corp.	10,000	334,100
*	Omrix Biopharmaceuticals, Inc.	10,000	230,000
*	SuperGen, Inc.	50,000	83,500
			808,700
Cosmetics - 1.85%
*	Bare Escentuals, Inc.	15,000	186,600

Distribution & Wholesale - 2.79%
	Watsco, Inc.	5,500	281,545

Electronics - 10.15%
*	Checkpoint Systems, Inc.	8,500	180,965
*	Dionex Corp.	5,000	325,950
*	Itron, Inc.	5,000	517,900
			1,024,815
Engineering & Construction - 4.34%
	Chicago Bridge & Iron Co. NV ADR	7,000	224,140
*	Perini Corp.	8,000	213,680
			437,820
Entertainment - 2.99%
*	Lions Gate Entertainment Corp.	30,000	301,800

Food - 10.62%
	Del Monte Foods Co.	20,000	170,400
	Tootsie Roll Industries, Inc.	10,300	293,344
*	TreeHouse Foods, Inc.	15,000	416,400
*	United Natural Foods, Inc.	10,000	192,200
			1,072,344
Gas - 2.83%
	South Jersey Industries, Inc.	8,000	285,360

Healthcare - Services - 3.40%
*	Sun Healthcare Group, Inc.	20,000	343,800

Household Products - 7.27%
*	Jarden Corp.	15,000	385,050
	WD-40 Co.	10,000	348,900
			733,950

Capital Management Small-Cap Fund

Schedule of Investments
(Unaudited)

As of August 31, 2008

	Shares	Market Value

Common Stock - 96.56% (Continued)

Insurance - 4.30%
Platinum Underwriters Holdings Ltd.	12,000	$433,800

Internet - 2.16%
* Online Resources Corp.	25,000	217,750

Mining - 1.99%
Kinross Gold Corp.	12,235	201,266

Oil & Gas - 6.71%
Cabot Oil & Gas Corp.	6,000	266,640
* McMoRan Exploration Co.	15,000	410,250
		676,890
Oil & Gas Services - 7.09%
* Flotek Industries, Inc.	15,000	252,750
Gulf Island Fabrication, Inc.	7,000	301,490
* ION Geophysical Corp.	10,000	161,200
		715,440
Pharmaceuticals - 3.05%
* VCA Antech, Inc.	10,000	307,400

Pipelines - 2.11%
Eagle Rock Energy Partners LP	15,000	212,850

Real Estate Investment Trust - 6.27%
National Retail Properties, Inc.	16,000	363,040
Rayonier, Inc.	6,000	269,940
		632,980
Semiconductors - 1.45%
* Brooks Automation, Inc.	15,225	146,312

Telecommunications - 2.34%
* Arris Group, Inc.	25,000	236,500

Water - 2.22%
Southwest Water Co.	18,940	223,871

Total Common Stock (Cost $8,882,092)		9,746,633

INVESTMENT COMPANY - 3.58%
** Evergreen Money Market Fund Class I, 2.14%
(Cost $361,132)	361,132	361,132

Total Investments (Cost $9,243,224) - 100.14%		10,107,765
Liabilities in excess of Other Assets, net - (0.14)%		(13,759)

Net Assets - 100.00%		$10,094,006

* Non-income producing investment.
** Rate shown represents the rate at August 31, 2008 is subject to change and resets daily.

The following abbreviations are used in this portfolio:

ADR - American Depository Receipts
NV - Naamloze Vennootschap (Dutch)

Capital Management Small-Cap Fund

Summary of Investments by Industry (Unaudited)
As of August 31, 2008

	% of Net
Industry	Assets	Market Value

Advertising	2.62%	$264,840
Biotechnology	8.01%	808,700
Cosmetics	1.85%	186,600
Distribution & Wholesale	2.79%	281,545
Electronics	10.15%	1,024,815
Engineering & Construction	4.34%	437,820
Entertainment	2.99%	301,800
Food	10.62%	1,072,344
Gas	2.83%	285,360
Healthcare - Services	3.40%	343,800
Household Products	7.27%	733,950
Insurance	4.30%	433,800
Internet	2.16%	217,750
Investment Company	3.58%	361,132
Mining	1.99%	201,266
Oil & Gas	6.71%	676,890
Oil & Gas Services	7.09%	715,440
Pharmaceuticals	3.05%	307,400
Pipelines	2.11%	212,850
Real Estate Investment Trust	6.27%	632,980
Semiconductors	1.45%	146,312
Telecommunications	2.34%	236,500
Water	2.22%	223,871
Total	100.14%	$10,107,765

The Capital Management Small-Cap Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis as of August 31, 2008 were as follows:

Cost of investments for tax purposes		$9,243,224
Unrealized Appreciation (Depreciation):
Gross Appreciation		1,655,396
Gross Depreciation		(790,855)
Net Unrealized Appreciation		$864,541

The accompanying notes are an integral part of these schedules of investments.

Capital Management Funds

Notes to Schedules of Investments
August 31, 2008 (Unaudited)

 Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In September 2006, FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157 "Fair Value Measurements." The Funds adopted SFAS 157 effective December 1, 2007.  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  In accordance with SFAS 157, fair value is defined as the price that would be received by the Funds upon selling an asset or paid by the Funds to transfer a liability in an orderly transaction between market participants at the measurement date.  In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value.  The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs.  The three-level hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3.

The three-tier hierarchy of inputs is summarized below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2008:

	Investment in securities
Valuation Inputs	Capital Management Mid-Cap Fund	Capital Management Small-Cap Fund
Level 1 - Quoted Prices	$14,653,814	$10,107,765
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$14,653,814	$10,107,765

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:  /s/ Ralph J. Scarpa
Name:  Ralph J. Scarpa
Title: Principal Executive Officer and Principal Financial Officer
Date:  October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ralph J. Scarpa
Name:  Ralph J. Scarpa
Title: Principal Executive Officer and Principal Financial Officer
Date:  October 29, 2008